Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss)
Net income attributable to the redeemable noncontrolling interests not included in equity	$ 7.8	$ 9.8	$ 15.3	$ 18.3	$ 35.0	$ 3.7